Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Warrant [Member]	LPC [Member]	July 2014 Financing [Member]	ATM Financing [Member]	Common stock [Member]	Common stock [Member] Warrant [Member]	Common stock [Member] LPC [Member]	Common stock [Member] July 2014 Financing [Member]	Common stock [Member] ATM Financing [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] Warrant [Member]	Additional paid-in capital [Member] LPC [Member]	Additional paid-in capital [Member] July 2014 Financing [Member]	Additional paid-in capital [Member] ATM Financing [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Beginning Balance at Dec. 31, 2013	$ 37,211					$ 15					$ 168,242					$ 2,643	$ (133,689)
Beginning Balance, Shares at Dec. 31, 2013						14,707,886
Stock-based compensation expense	3,860										3,860
Stock option exercises	$ 30										30
Stock option exercises, Shares	10,000					10,000
Restricted Stock Unit Settlements, Shares	203,148					53,971
Performance Restricted Stock Unit Settlements, Shares						149,177
Performance Restricted Stock Unit Settlements withheld and retired to treasury	$ (29)																(29)
Performance Restricted Stock Unit Settlements withheld and retired to treasury, Shares						(9,226)
Warrant Exercises		$ 13					$ 1					$ 12
Shares issued in financing				$ 16,375	$ 2,860				$ 6					$ 16,369	$ 2,860
Warrant Exercises, Shares							1,340,538
Shares issued in financing, Shares									5,559,866	809,214
Net loss	(26,240)																(26,240)
Other comprehensive income (loss)	(21)															(21)
Ending Balance at Dec. 31, 2014	34,059					$ 22					191,373					2,622	(159,958)
Ending Balance, Shares at Dec. 31, 2014						22,621,426
Stock-based compensation expense	2,328										2,328
Stock option exercises	$ 14										14
Stock option exercises, Shares	5,359					5,359
Restricted Stock Unit Settlements, Shares	269,401					186,991
Performance Restricted Stock Unit Settlements, Shares						82,410
Performance Restricted Stock Unit Settlements withheld and retired to treasury	$ (52)																(52)
Performance Restricted Stock Unit Settlements withheld and retired to treasury, Shares						(24,750)
Shares issued in financing			$ 17,882					$ 7					$ 17,875
Shares issued in financing, Shares								6,941,562
Net loss	(16,801)																(16,801)
Other comprehensive income (loss)	10															10
Ending Balance at Dec. 31, 2015	37,440					$ 29					211,590					2,632	(176,811)
Ending Balance, Shares at Dec. 31, 2015						29,812,998
Stock-based compensation expense	$ 1,649										1,649
Stock option exercises, Shares	0
Restricted Stock Unit Settlements	$ (2)																(2)
Restricted Stock Unit Settlements, Shares	217,296					212,523
Net loss	$ (20,129)																(20,129)
Other comprehensive income (loss)	8															8
Ending Balance at Dec. 31, 2016	$ 18,966					$ 29					$ 213,239					$ 2,640	$ (196,942)
Ending Balance, Shares at Dec. 31, 2016						30,025,521
Stock option exercises, Shares	0
Restricted Stock Unit Settlements, Shares	93,175
Net loss	$ (3,269)
Other comprehensive income (loss)	1
Ending Balance at Mar. 31, 2017	$ 15,891